UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2013
                                                   -----------------

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):       [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         American Securities LLC
Address:      299 Park Avenue
              New York, NY 10171


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        David J. Maue
Title:       Chief Compliance Officer
Phone:       (212) 476-8000

Signature, Place, and Date of Signing:

/s/ David J. Maue                       New York, NY             May 14,2013
-----------------                       ------------          ----------------
     [Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:          0
                                           ---------

Form 13F Information Table Entry Total:     0
                                           ---------

Form 13F Information Table Value Total:     $0
                                           ---------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                      AMERICAN SECURITIES LLC
                                                           S.E.C. FORM 13F
                                                  FOR QUARTER ENDED MARCH 31, 2013

                                                                                                                       ITEM 8:
                                                                                 ITEM 6:                               VOTING
                                                                           INVESTMENT DISCRETION                  AUTHORITY SHARES

                                      ITEM 4:     ITEM 5:                          (b)                 ITEM 7:
 ITEM 1:         ITEM 2:     ITEM 3:  Fair       Shares or                      Shares as      (c)    Managers
Name of         Title of     Cusip    Market     Principal    Sh/Put      (a)   Defined in    Shared     See     (a)    (b)    (c)
 Issuer          Class       Number   Value       Amount     Prn/Call    Sole    Instr. V     Other    Instr.V   Sole  Shared  None
====================================================================================================================================

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